EQUITY - Capital reserves - Treasury Shares (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Balance (in shares)	4,356,000	13,381,540,000
Number of share buybacks	25,901,400,000	10,972,727,000
Values of share buybacks	R$ 1,299,583	R$ 488,758	R$ 607,443
Share buyback		R$ 488,758
Number of shares cancelled	(21,944,664,000)	(24,349,911,000)
Number of share cancellations	R$ 1,099,584	R$ (1,096,007)
Balance (in shares)	3,961,092,000	4,356,000	13,381,540,000
Value of shares held in company	R$ (199,805)	R$ 194	R$ 607,443
Capital reserves
EQUITY
Balance (in shares)	4,356,000	13,381,540,000
Number of share buybacks	0	3,648,542,000
Values of share buybacks	R$ 0
Share buyback		R$ (86,337)
Number of shares cancelled	0	(17,025,726,000)
Number of share cancellations	R$ 0	R$ (693,586)
Balance (in shares)	4,356,000	4,356,000	13,381,540,000
Value of shares held in company	R$ (194)	R$ (194)	R$ (607,443)
Income reserves
EQUITY
Balance (in shares)	0	0
Number of share buybacks	25,901,400,000	7,324,185,000
Values of share buybacks	R$ 1,299,583
Share buyback		R$ (402,421)
Number of shares cancelled	(21,944,664,000)	(7,324,185,000)
Number of share cancellations	R$ 1,099,584	R$ (402,421)
Balance (in shares)	3,956,736,000	0	0
Value of shares held in company	R$ 199,999	R$ 0	R$ 0